Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible asset	$ 4,950,990	$ 5,094,791	$ 9,901,980	$ 10,127,515	$ 20,301,665	$ 7,806,517
Impairment charges			$ 0	$ 0	0	0
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible asset					$ 4,659,986	$ 3,531,936